Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company’s revenue for the years ended December 31, 2018, 2017 and 2016, by contract type, by segment and by business line within segments. The tables do not include revenues of Teekay Offshore for periods subsequent to the deconsolidation of Teekay Offshore in September 2017 as a result of the Brookfield Transaction (see Note 4).

	Year Ended December 31, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	420,262	17,405	59,786	—	33,737	(9,418)	521,772
Voyage charters (1)	23,922	14,591	651,388	—	—	—	689,901
Bareboat charters	23,820	—	—	—	—	729	24,549
FPSO contracts	—	—	—	261,736	—	—	261,736
Management fees and other (2)	10,435	327	44,589	—	156,186	(1,737)	209,800
	478,439	32,323	755,763	261,736	189,923	(10,426)	1,707,758

	Year Ended December 31, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	332,751	39,171	112,100	—	—	41,734	231,950	(57,385)	700,321
Voyage charters	2,285	6,709	125,774	—	—	—	34,576	—	169,344
Bareboat charters	40,058	—	—	—	—	—	68,453	(28,818)	79,693
FPSO contracts	—	—	—	209,394	—	—	332,108	—	541,502
Net pool revenues	—	—	139,936	—	5,065	—		—	145,001
Contracts of affreightment	—	—	—	—	—	—	129,624	—	129,624
Management fees and other	10,589	1,113	53,368	—	—	47,373	—	2,404	114,847
	385,683	46,993	431,178	209,394	5,065	89,107	796,711	(83,799)	1,880,332

	Year Ended December 31, 2016
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	283,159	58,802	97,374	—	—	28,951	336,521	(37,336)	767,471
Voyage charters	—	—	90,032	—	—	—	64,445	—	154,477
Bareboat charters	45,763	—	—	—	—	—	107,834	(60,460)	93,137
FPSO contracts	—	—	—	231,435	—	—	495,223	—	726,658
Net pool revenues	—	—	310,108	—	32,967	—		—	343,075
Contracts of affreightment	—	—	—	—	—	—	148,367	—	148,367
Management fees and other	7,608	1,112	53,029	—	—	47,160	—	(13,525)	95,384
	336,530	59,914	550,543	231,435	32,967	76,111	1,152,390	(111,321)	2,328,569

(1)	The adoption of ASU 2014-09 had the impact of increasing both voyage charter revenues and voyage expenses for the year ended December 31, 2018 by $292.6 million (see Note 1).

(2)
The Company manages vessels owned by its equity-accounted investments and third parties. Following the adoption of ASU 2014-09, costs incurred by the Company for its seafarers are presented as vessel operating expenses, and the reimbursement of such expenses is presented as revenue, instead of such amounts being presented on a net basis. This had the effect of increasing both revenues and vessel operating expenses for the year ended December 31, 2018 by $82.9 million.

The following table contains the Company's revenue from contracts that do not contain a lease element and the non-lease element of time-charter contracts accounted for as direct financing leases for the years ended December 31, 2018, 2017 and 2016.

	Year Ended December 31,
	2018	2017	2016
	$	$	$
Non-lease revenue - related to sales type or direct financing leases	18,554	25,590	20,058
Voyage charters - towage	—	25,813	37,952
Management fees and other	209,800	114,847	95,384
	228,354	166,250	153,394

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	December 31, 2018	December 31, 2017
	$	$
Total minimum lease payments to be received	897,130	568,710
Estimated unguaranteed residual value of leased properties	291,098	194,965
Initial direct costs and other	329	361
Less unearned revenue	(613,394)	(268,046)
Total	575,163	495,990
Less current portion	(12,635)	(9,884)
Long-term portion	562,528	486,106